30. EMPLOYEE BENEFITS (Details 8)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Plan covering 35% Of The Average Salary [member] | Male [member]
Disclosure of defined benefit plans [line items]
Average life expectancy of employees (in years)	18.38	18.38
Average life expectancy in years of employees who are 40 (in years)	40.15	40.15
Plan covering 35% Of The Average Salary [member] | Female [member]
Disclosure of defined benefit plans [line items]
Average life expectancy of employees (in years)	18.38	18.38
Average life expectancy in years of employees who are 40 (in years)	40.15	40.15
Average Salary Supplementation Plan [member] | Male [member]
Disclosure of defined benefit plans [line items]
Average life expectancy of employees (in years)	18.75	18.75
Average life expectancy in years of employees who are 40 (in years)	40.60	40.60
Average Salary Supplementation Plan [member] | Female [member]
Disclosure of defined benefit plans [line items]
Average life expectancy of employees (in years)	21.41	21.41
Average life expectancy in years of employees who are 40 (in years)	44.41	44.41
Mixed Supplementary Benefit Plan [member] | Male [member]
Disclosure of defined benefit plans [line items]
Average life expectancy of employees (in years)	21.47	20.45
Average life expectancy in years of employees who are 40 (in years)	44.07	42.70
Mixed Supplementary Benefit Plan [member] | Female [member]
Disclosure of defined benefit plans [line items]
Average life expectancy of employees (in years)	23.34	23.02
Average life expectancy in years of employees who are 40 (in years)	46.68	46.28